UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5454

Dreyfus New Jersey Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/14

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
New Jersey Municipal
Bond Fund, Inc.

SEMIANNUAL REPORT June 30, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
25	Financial Highlights
30	Notes to Financial Statements
41	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
New Jersey Municipal
Bond Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus New Jersey Municipal Bond Fund, Inc., covering the six-month period from January 1, 2014, through June 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds defied many analysts’ expectations over the first half of 2014 when long-term interest rates moderated and securities prices generally climbed. Despite a series of reductions in quantitative easing by monetary policymakers, rates at the longer end of the market’s maturity range generally fell amid low inflation concerns and the weather-related domestic economic contraction during the first quarter of the year. Favorable supply-and-demand dynamics and improving credit conditions also contributed to the market’s positive results.

We believe we already have seen signs that the economy’s winter contraction will likely prove temporary, including stronger labor markets, greater manufacturing activity, rebounding housing starts, and rising household wealth. While these developments portend well for some sectors of the municipal bond market over the remainder of the year, ongoing credit headline risk and the likelihood of rising interest rates suggest that selectivity and a long-term perspective could become more important determinants of potential investment success. As always, we encourage you to talk with your financial advisor about our observations and their implications for your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2014, through June 30, 2014, as provided by Daniel Barton and Jeffrey Burger, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2014, Dreyfus New Jersey Municipal Bond Fund’s Class A shares produced a total return of 7.00%, Class C shares returned 6.60%, Class I shares returned 7.05%, Class Y shares returned 7.06%, and Class Z shares returned 7.01%.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark, achieved a total return of 6.00% for the same period.2

The municipal bond market generally rallied over the reporting period when long-term interest rates moderated, investor demand rebounded, the supply of newly issued securities declined, and national credit conditions improved.The fund’s results benefited from a relatively long average duration and an emphasis on lower rated revenue-backed bonds.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital.To pursue its goal the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal and New Jersey state income taxes.The fund invests at least 80% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years.

We focus on identifying undervalued sectors and securities and minimizing the use of interest rate forecasting. We select municipal bonds for the fund’s portfolio by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities, and to exploit pricing inefficiencies in the municipal bond market.We actively trade among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Municipal Bonds Rebounded from Earlier Weakness

The reporting period began in the wake of 2013 market declines stemming from a more robust U.S. economic recovery and the Federal Reserve Board’s (the “Fed”) plans to taper its quantitative easing program. However, the start of 2014 witnessed a market recovery amid weaker-than-expected economic data stemming from unusually harsh winter weather.While the economic recovery appeared to get back on track during the spring, favorable supply-and-demand dynamics continued to support municipal bond prices as investor demand recovered and less refinancing activity produced a reduced supply of newly issued municipal securities.

The U.S. economic rebound resulted in better underlying credit conditions for most issuers when tax revenues increased, enabling many states to achieve budget surpluses and replenish reserves. However, credit concerns lingered in New Jersey, which has lagged other states in the economic recovery and has continued to face tax revenue shortfalls and other fiscal challenges.

Lower Quality Bonds Boosted Relative Performance

The fund proved well positioned for the market rally through its emphasis on lower rated securities that, in our judgment, had been punished more severely in 2013 than was warranted by underlying fundamentals. The fund achieved especially robust results over the first half of 2014 from municipal bonds with credit ratings of BBB and lower. The fund’s holding of bonds issued by Puerto Rico, which are exempt from federal and New Jersey income taxes, helped buoy relative results when they rebounded later in the reporting period, and we took advantage of the rally to sell the fund’s holdings of uninsured Puerto Rico securities at relatively attractive prices. Overweighted exposure to revenue bonds also added value when investors resumed their reach for higher yields.The fund received especially strong contributions from bonds backed by revenues from hospitals and the states’ settlement of litigation with U.S. tobacco companies.

We set the fund’s average duration in a position that was modestly longer than the benchmark, which helped the fund participate more fully in gains when long-term interest rates moderated and yield differences narrowed along the market’s maturity range.

On a more negative note, the fund’s relative performance was constrained by the general underperformance of New Jersey municipal securities compared to national market averages.

Adopting a More Cautious Investment Posture

We already have seen mounting evidence of a more robust U.S. economic recovery during the second quarter of 2014, including a strengthening labor market and improved investor confidence. In addition, we believe that recently positive market trends have been driven, in part, by investors returning their focus to market and issuer fundamentals now that the Fed is well into the process of tapering its quantitative easing program. In light of these positive economic developments, we have established a slightly more defensive stance by gradually reducing the fund’s average duration and moderating its emphasis on lower rated securities in favor of their higher quality counterparts.

July 15, 2014

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I,
ClassY, and Class Z shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures reflect the absorption of certain fund expenses pursuant to an agreement by The
Dreyfus Corporation which may be terminated after May 1, 2015. Had these expenses not been absorbed, the returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New Jersey Municipal Bond Fund, Inc. from January 1, 2014 to June 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2014

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.36	$8.20	$3.08	$3.08	$3.44
Ending value (after expenses)	$1,070.00	$1,066.00	$1,070.50	$1,070.60	$1,070.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2014

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.26	$8.00	$3.01	$3.01	$3.36
Ending value (after expenses)	$1,020.58	$1,016.86	$1,021.82	$1,021.82	$1,021.47

Expenses are equal to the fund’s annualized expense ratio of .85% for Class A, 1.60% for Class C, .60% for
Class I, .60% for ClassY and .67% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.4%	Rate (%)	Date	Amount ($)		Value ($)
New Jersey—93.9%
Burlington County Bridge
Commission, EDR (The
Evergreens Project)	5.63	1/1/38	7,275,000		7,348,550
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	4,545,000		4,658,125
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	2,000,000		2,049,780
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.75	2/15/42	5,000,000		5,442,400
Delaware River Port Authority,
Revenue	5.00	1/1/30	3,500,000	[a]	3,799,915
East Orange Board of Education,
COP, LR (Insured; Assured
Guaranty Municipal Corp.)	0.00	2/1/21	685,000	[b]	558,850
East Orange Board of Education,
COP, LR (Insured; Assured
Guaranty Municipal Corp.)	0.00	2/1/26	745,000	[b]	468,389
East Orange Board of Education,
COP, LR (Insured; Assured
Guaranty Municipal Corp.)	0.00	2/1/28	2,345,000	[b]	1,315,568
Essex County,
General Improvement GO	5.00	8/1/23	13,200,000		15,298,536
Garden State Preservation Trust,
Revenue (Open Space and
Farmland Preservation Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.75	11/1/28	10,000,000		12,887,700
Gloucester County Improvement
Authority, County Guaranteed
Loan Revenue (County
Capital Program)	5.00	4/1/38	7,000,000		7,556,360

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Gloucester County Pollution
Control Financing Authority,
PCR (Logan Project)	5.00	12/1/24	1,000,000		1,105,150
Gloucester Township Municipal
Utilities Authority,
Sewer Revenue
(Insured; AMBAC)	5.65	3/1/18	1,280,000		1,393,165
Hudson County Improvement
Authority, Harrison Stadium
Land Acquisition Special
Obligation Revenue (Harrison
Redevelopment Project)
(Insured; National Public
Finance Guarantee Corp.)	0.00	12/15/34	3,000,000	[b]	1,226,550
Mercer County Improvement
Authority, County Secured
Open Space Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	8/1/40	3,290,000		3,412,256
Middletown Township Board of
Education, GO	5.00	8/1/25	4,140,000		4,738,064
Middletown Township Board of
Education, GO	5.00	8/1/26	2,935,000		3,340,177
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.00	6/15/24	3,000,000		3,353,250
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.00	6/15/28	3,625,000		3,914,819
New Jersey Economic Development
Authority, Department of
Human Services Composite
Revenue (Division of
Developmental Disabilities)	6.25	7/1/24	1,115,000		1,117,665
New Jersey Economic Development
Authority, Department of
Human Services Composite
Revenue (Division of Mental
Health Services)	6.10	7/1/17	890,000		893,106
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of
New Jersey Project)	5.00	6/1/18	1,120,000		1,134,840

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, Motor Vehicle
Surcharge Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	7/1/20	3,350,000	[b]	2,846,830
New Jersey Economic Development
Authority, Motor Vehicle
Surcharge Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	7/1/21	2,620,000	[b]	2,118,873
New Jersey Economic Development
Authority, Private Activity
Revenue (The Goethals Bridge
Replacement Project)	5.38	1/1/43	3,500,000		3,750,075
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/15	1,250,000	[b]	1,244,275
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/17	5,000,000	[b]	4,757,050
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/18	2,500,000	[b]	2,311,550
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/20	6,500,000	[b]	5,538,585
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/22	6,000,000	[b]	4,604,400
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.75	9/1/23	3,765,000		4,470,260
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Insured; AMBAC)	5.50	9/1/24	10,000,000		12,051,600

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	9/1/27	10,000,000		12,065,900
New Jersey Economic Development
Authority, Special Facility Revenue
(Continental Airlines, Inc. Project)	5.25	9/15/29	8,050,000	[a]	8,363,869
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey—American
Water Company, Inc. Project)	5.10	6/1/23	3,000,000		3,381,090
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey—American
Water Company, Inc. Project)	5.60	11/1/34	6,600,000		7,275,510
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey—American
Water Company, Inc. Project)	5.70	10/1/39	5,000,000		5,459,900
New Jersey Educational Facilities
Authority, Revenue (Fairleigh
Dickenson University Issue)	6.00	7/1/20	4,535,000		4,552,687
New Jersey Educational Facilities
Authority, Revenue (Kean
University Issue)	5.00	9/1/21	1,500,000		1,682,400
New Jersey Educational Facilities
Authority, Revenue (Montclair
State University Issue)	5.25	7/1/38	2,000,000		2,219,960
New Jersey Educational Facilities
Authority, Revenue (New Jersey
City University Issue) (Insured;
Assured Guaranty Corp.)	5.00	7/1/35	12,165,000		13,240,994
New Jersey Educational Facilities
Authority, Revenue (New Jersey
Institute of Technology Issue)	5.00	7/1/31	2,000,000		2,193,360
New Jersey Educational Facilities
Authority, Revenue
(Princeton Theological
Seminary Issue)	5.00	7/1/29	5,000,000		5,858,050

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Jersey (continued)
New Jersey Educational Facilities
Authority, Revenue (Public
Library Project Grant Program
Issue) (Insured; AMBAC)	5.50	9/1/17	1,500,000	1,506,540
New Jersey Educational Facilities
Authority, Revenue (Ramapo
College of New Jersey Issue)	5.00	7/1/42	3,000,000	3,245,340
New Jersey Educational Facilities
Authority, Revenue (Seton Hall
University Issue)	6.25	7/1/37	5,000,000	5,746,050
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)	5.00	7/1/27	5,000,000	5,186,750
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)	5.00	7/1/34	7,455,000	7,635,336
New Jersey Educational Facilities
Authority, Revenue (The
College of New Jersey Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/35	5,000,000	5,507,800
New Jersey Educational Facilities
Authority, Revenue (The
William Paterson University of
New Jersey Issue)	5.00	7/1/22	2,165,000	2,560,610
New Jersey Educational Facilities
Authority, Revenue (The
William Paterson University of
New Jersey Issue) (Insured;
Assured Guaranty Corp.)	5.00	7/1/38	3,745,000	4,027,560
New Jersey Health Care Facilities
Financing Authority, Revenue
(AHS Hospital Corporation Issue)	5.00	7/1/27	5,400,000	5,835,186
New Jersey Health Care Facilities
Financing Authority, Revenue
(AtlantiCare Regional Medical
Center Issue)	5.00	7/1/22	3,975,000	4,267,958
New Jersey Health Care Facilities
Financing Authority, Revenue
(Barnabas Health Issue)	5.63	7/1/32	3,000,000	3,297,120

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Jersey (continued)
New Jersey Health Care Facilities
Financing Authority, Revenue
(General Hospital Center at
Passaic, Inc. Obligated Group
Issue) (Insured; Assured
Guaranty Municipal Corp.)
(Escrowed to Maturity)	6.75	7/1/19	550,000	645,458
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center Issue)	5.00	1/1/28	2,780,000	2,955,613
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center Issue) (Insured;
Assured Guaranty Corp.)	5.25	1/1/36	2,900,000	3,181,706
New Jersey Health Care Facilities
Financing Authority, Revenue
(Holy Name Medical Center Issue)	5.00	7/1/15	3,410,000	3,548,889
New Jersey Health Care Facilities
Financing Authority, Revenue
(Kennedy Health System
Obligated Group Issue)	5.00	7/1/31	1,525,000	1,661,244
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)	5.00	7/1/23	2,500,000	2,879,350
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)	5.00	7/1/26	1,000,000	1,115,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue) (Insured;
Assured Guaranty Corp.)	5.00	7/1/38	4,840,000	5,094,197
New Jersey Health Care Facilities
Financing Authority, Revenue
(Robert Wood Johnson
University Hospital Issue)	5.00	7/1/31	4,950,000	5,336,694

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Barnabas Health Care
System Issue) (Insured; National
Public Finance Guarantee Corp.)
(Escrowed to Maturity)	0.00	7/1/23	2,280,000	[b]	1,829,586
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue) (Insured;
Assured Guaranty Corp.)	5.50	7/1/38	5,000,000		5,398,150
New Jersey Health Care Facilities
Financing Authority, State
Contract Revenue (Hospital
Asset Transformation Program)	5.25	10/1/38	13,595,000		14,356,048
New Jersey Higher Education
Student Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/21	1,800,000		2,059,470
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue	5.00	12/1/25	820,000		861,935
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue	5.00	12/1/26	1,985,000		2,086,513
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Corp.)	5.88	6/1/21	90,000		90,014
New Jersey Highway Authority,
Revenue (Garden State Parkway)
(Escrowed to Maturity)	6.00	1/1/19	5,645,000		6,737,251
New Jersey Housing and
Mortgage Finance Agency,
Multi-Family Revenue	4.95	5/1/41	7,000,000		7,102,760
New Jersey Housing and Mortgage
Finance Agency, SFHR	5.20	10/1/25	5,030,000		5,351,266
New Jersey Housing and Mortgage
Finance Agency, SFHR	6.38	10/1/28	2,550,000		2,658,911
New Jersey Housing and Mortgage
Finance Agency, SFHR	5.25	10/1/37	525,000		544,730

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Institute of
Technology, GO	5.00	7/1/32	1,000,000		1,107,960
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.50	12/15/23	7,000,000	[a]	8,400,000
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.50	6/15/31	2,500,000	[a]	2,867,025
New Jersey Transportation
Trust Fund Authority
(Transportation System)	6.00	12/15/38	6,565,000	[a]	7,634,307
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.25	12/15/22	5,000,000	[a]	5,905,100
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	0.00	12/15/24	1,000,000	[a,b]	681,130
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/32	8,000,000	[a]	8,837,600
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Prerefunded)	5.00	6/15/15	4,000,000	[c]	4,187,440
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Prerefunded)	6.00	12/15/18	1,435,000	[c]	1,750,097
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	35,000	[a]	38,151
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/23	3,000,000	[a]	3,554,880
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/26	2,000,000	[a]	2,313,680
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/34	2,000,000	[a]	2,234,340
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/35	3,000,000	[a]	3,283,290

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Turnpike Authority,
Turnpike Revenue	5.25	1/1/40	5,420,000	[a]	6,012,731
New Jersey Turnpike Authority,
Turnpike Revenue
(Escrowed to Maturity)	6.50	1/1/16	45,000		46,769
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal Corp.)	6.50	1/1/16	165,000		180,393
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.25	1/1/27	3,000,000	[a]	3,659,100
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.50	1/1/16	2,310,000		2,518,339
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.12	1/1/30	5,500,000	[a,d]	5,115,000
North Hudson Sewerage Authority,
Gross Revenue Senior Lien
Lease Certificates (Master
Lease Agreeement)	5.00	6/1/24	1,000,000		1,157,840
North Hudson Sewerage Authority,
Gross Revenue Senior Lien
Lease Certificates (Master
Lease Agreement)	5.00	6/1/42	10,320,000		11,148,799
North Jersey District Water Supply
Commission, Sewer Revenue
(Wanaque South Project)
(Insured; National Public
Finance Guarantee Corp.)
(Escrowed to Maturity)	6.00	7/1/19	1,340,000		1,507,178
Port Authority of New York and
New Jersey (Consolidated
Bonds, 93rd Series)	6.13	6/1/94	3,000,000	[a]	3,508,260

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Port Authority of New York and
New Jersey (Consolidated Bonds,
139th Series) (Insured;
National Public Finance
Guarantee Corp.)	5.00	10/1/18	11,235,000	[a]	11,733,722
Port Authority of New York and
New Jersey (Consolidated Bonds,
167th Series)	5.00	9/15/24	3,675,000	[a]	4,167,928
Port Authority of New York and
New Jersey (Consolidated Bonds,
167th Series)	5.50	9/15/26	7,600,000	[a]	8,778,532
Port Authority of New York and
New Jersey (Consolidated Bonds,
178th Series)	5.00	12/1/24	2,000,000	[a]	2,348,300
Port Authority of New York and New
Jersey, Special Project
Revenue (JFK International
Air Terminal LLC Project)	5.00	12/1/20	2,500,000	[a]	2,878,100
Port Authority of New York and New
Jersey, Special Project
Revenue (JFK International
Air Terminal LLC Project)
(Insured; National Public
Finance Guarantee Corp.)	6.25	12/1/15	5,000,000	[a]	5,218,550
Rahway Valley Sewerage Authority,
Sewer Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/30	7,550,000	[b]	3,867,563
Rutgers, The State University,
GO	5.00	5/1/39	3,450,000		3,837,159
Salem County Pollution Control
Financing Authority, PCR
(Chambers Project)	5.00	12/1/23	1,000,000		1,115,970
South Jersey Port Corporation,
Marine Terminal Revenue	5.75	1/1/23	4,000,000	[a]	4,629,920
South Jersey Port Corporation,
Marine Terminal Revenue
(Insured; Assured Guaranty Corp.)	5.75	1/1/34	2,900,000	[a]	3,171,556

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
South Jersey Port Corporation,
Marine Terminal Revenue
(Insured; Assured Guaranty Corp.)	5.88	1/1/39	6,000,000	[a]	6,553,620
South Jersey Transportation
Authority, Transportation
System Revenue	5.00	11/1/23	4,250,000	[a]	4,825,025
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	4,000,000		3,520,680
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.75	6/1/34	2,800,000		2,111,256
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	13,050,000		9,779,409
U.S. Related—3.5%
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	2,000,000		2,071,460
Guam Power Authority,
Revenue	5.50	10/1/30	2,250,000		2,524,792
Guam Waterworks Authority,
Water and Wastewater
System Revenue	6.00	7/1/25	1,000,000		1,020,260
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Insured; Berkshire Hathaway
Assurance Corporation)	0.00	8/1/54	21,100,000	[b]	2,553,733
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/43	18,000,000	[b]	2,692,440
Virgin Islands Public Finance
Authority, Revenue (Virgin Islands
Matching Fund Loan Note)	5.00	10/1/25	5,000,000		5,442,550

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Virgin Islands Public Finance
Authority, Revenue (Virgin Islands
Matching Fund Loan Notes)	5.00	10/1/25	2,000,000	2,151,160

Total Investments (cost $467,712,430)			97.4%	505,954,562
Cash and Receivables (Net)			2.6%	13,377,328
Net Assets			100.0%	519,331,890

a At June 30, 2014, the fund had $130,513,631 or 25.1% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from transportation.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Transportation Services	25.1	Lease	2.9
Education	19.2	County	2.1
Health Care	19.1	Industrial	.9
Special Tax	6.9	Utility-Electric	.8
Utility-Water and Sewer	4.3	Resource Recovery	.2
Prerefunded	3.7	Other	6.2
Asset-Backed	3.0
Housing	3.0		97.4

† Based on net assets.

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

The Fund 19

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2014 (Unaudited)

				Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			467,712,430		505,954,562
Cash					5,194,629
Interest receivable					7,115,113
Receivable for investment securities sold					1,617,847
Receivable for shares of Common Stock subscribed					59,489
Prepaid expenses					37,697
					519,979,337
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					352,010
Payable for shares of Common Stock redeemed					238,318
Accrued expenses					57,119
					647,447
Net Assets ($)					519,331,890
Composition of Net Assets ($):
Paid-in capital					498,748,799
Accumulated undistributed investment income—net					144,876
Accumulated net realized gain (loss) on investments					(17,803,917)
Accumulated net unrealized appreciation
(depreciation) on investments					38,242,132
Net Assets ($)					519,331,890

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	384,955,174	9,811,715	4,315,695	1,009.46	120,248,297
Shares Outstanding	29,860,709	761,781	334,691	78.31	9,325,669
Net Asset Value
Per Share ($)	12.89	12.88	12.89	12.89	12.89

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2014 (Unaudited)

Investment Income ($):
Interest Income	11,737,568
Expenses:
Management fee—Note 3(a)	1,535,215
Shareholder servicing costs—Note 3(c)	623,225
Professional fees	47,551
Registration fees	36,293
Distribution fees—Note 3(b)	35,028
Custodian fees—Note 3(c)	21,182
Directors’ fees and expenses—Note 3(d)	20,656
Prospectus and shareholders’ reports	20,527
Interest and expense related to floating rate notes issued—Note 4	4,629
Loan commitment fees—Note 2	1,483
Miscellaneous	25,000
Total Expenses	2,370,789
Less—reduction in expenses due to undertaking—Note 3(a)	(267,831)
Less—reduction in fees due to earnings credits—Note 3(c)	(265)
Net Expenses	2,102,693
Investment Income—Net	9,634,875
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(9,312,467)
Net unrealized appreciation (depreciation) on investments	34,548,071
Net Realized and Unrealized Gain (Loss) on Investments	25,235,604
Net Increase in Net Assets Resulting from Operations	34,870,479

See notes to financial statements.

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Operations ($):
Investment income—net	9,634,875	20,721,274
Net realized gain (loss) on investments	(9,312,467)	488,975
Net unrealized appreciation
(depreciation) on investments	34,548,071	(51,330,960)
Net Increase (Decrease) in Net Assets
Resulting from Operations	34,870,479	(30,120,711)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(6,995,128)	(15,176,674)
Class C	(135,936)	(280,957)
Class I	(75,118)	(160,301)
Class Y	(19)	(20)
Class Z	(2,283,798)	(4,853,058)
Net realized gain on investments:
Class A	(84,446)	(192,927)
Class C	(2,064)	(4,657)
Class I	(894)	(1,962)
Class Z	(26,277)	(59,327)
Total Dividends	(9,603,680)	(20,729,883)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	6,156,499	18,885,725
Class C	921,688	2,313,143
Class I	1,185,337	1,125,868
Class Y	—	1,000
Class Z	1,420,193	4,609,952

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Capital Stock Transactions ($) (continued):
Dividends reinvested:
Class A	5,404,713	11,799,844
Class C	67,392	152,637
Class I	63,198	121,442
Class Z	1,892,438	4,001,142
Cost of shares redeemed:
Class A	(23,404,793)	(72,242,840)
Class C	(627,849)	(3,008,557)
Class I	(562,189)	(1,937,258)
Class Z	(4,934,346)	(20,370,190)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(12,417,719)	(54,548,092)
Total Increase (Decrease) in Net Assets	12,849,080	(105,398,686)
Net Assets ($):
Beginning of Period	506,482,810	611,881,496
End of Period	519,331,890	506,482,810
Undistributed investment income—net	144,876	—

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Capital Share Transactions:
Class Aa
Shares sold	487,436	1,439,918
Shares issued for dividends reinvested	424,138	919,520
Shares redeemed	(1,850,388)	(5,671,478)
Net Increase (Decrease) in Shares Outstanding	(938,814)	(3,312,040)
Class Ca
Shares sold	72,470	178,935
Shares issued for dividends reinvested	5,297	11,902
Shares redeemed	(49,711)	(233,308)
Net Increase (Decrease) in Shares Outstanding	28,056	(42,471)
Class I
Shares sold	93,020	84,834
Shares issued for dividends reinvested	4,956	9,466
Shares redeemed	(44,313)	(150,631)
Net Increase (Decrease) in Shares Outstanding	53,663	(56,331)
Class Y
Shares sold	—	78.31
Class Z
Shares sold	112,231	353,568
Shares issued for dividends reinvested	148,498	311,897
Shares redeemed	(389,157)	(1,595,462)
Net Increase (Decrease) in Shares Outstanding	(128,428)	(929,997)

a During the period ended December 31, 2013, 73,889 Class C shares representing $993,345, were exchanged for
73,910 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2014				Year Ended December 31,
Class A Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	12.27		13.42	13.01	12.25	12.70	11.67
Investment Operations:
Investment income—net[a]	.24		.47	.49	.53	.54	.55
Net realized and unrealized
gain (loss) on investments	.61		(1.15)	.41	.75	(.46)	1.02
Total from Investment Operations	.85		(.68)	.90	1.28	.08	1.57
Distributions:
Dividends from
investment income—net	(.23)		(.46)	(.49)	(.52)	(.53)	(.54)
Dividends from net realized
gain on investments	(.00)[b]		(.01)	—	—	—	—
Total Distributions	(.23)		(.47)	(.49)	(.52)	(.53)	(.54)
Net asset value, end of period	12.89		12.27	13.42	13.01	12.25	12.70
Total Return (%)[c]	7.00	[d]	(5.18)	6.96	10.72	.56	13.65
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95	[e]	.94	.96	.96	.95	.96
Ratio of net expenses
to average net assets	.85	[e]	.85	.85	.85	.85	.85
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.00	[f]	.00 [f]	—	—	—	—
Ratio of net investment income
to average net assets	3.73	[e]	3.62	3.68	4.23	4.22	4.40
Portfolio Turnover Rate	5.42	[d]	11.31	12.10	9.58	18.88	17.17
Net Assets, end of period
($ x 1,000)	384,955		377,986	457,618	443,882	435,549	458,014

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Amount represents less than .01%.

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2014				Year Ended December 31,
Class C Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	12.26		13.40	13.00	12.24	12.68	11.66
Investment Operations:
Investment income—net[a]	.19		.37	.39	.43	.45	.45
Net realized and unrealized
gain (loss) on investments	.61		(1.13)	.40	.76	(.45)	1.02
Total from Investment Operations	.80		(.76)	.79	1.19	—	1.47
Distributions:
Dividends from
investment income—net	(.18)		(.37)	(.39)	(.43)	(.44)	(.45)
Dividends from net realized
gain on investments	(.00)[b]		(.01)	—	—	—	—
Total Distributions	(.18)		(.38)	(.39)	(.43)	(.44)	(.45)
Net asset value, end of period	12.88		12.26	13.40	13.00	12.24	12.68
Total Return (%)[c]	6.60	[d]	(5.82)	6.09	9.90	(.13)	12.71
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.73	[e]	1.72	1.74	1.73	1.72	1.72
Ratio of net expenses
to average net assets	1.60	[e]	1.60	1.60	1.60	1.60	1.60
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.00	[f]	.00 [f]	—	—	—	—
Ratio of net investment income
to average net assets	2.97	[e]	2.87	2.92	3.48	3.45	3.61
Portfolio Turnover Rate	5.42	[d]	11.31	12.10	9.58	18.88	17.17
Net Assets, end of period
($ x 1,000)	9,812		8,997	10,403	9,035	9,080	9,008

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Amount represents less than .01%.

See notes to financial statements.

Six Months Ended
June 30, 2014				Year Ended December 31,
Class I Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	12.28		13.42	13.02	12.25	12.70	11.66
Investment Operations:
Investment income—net[a]	.25		.50	.50	.54	.57	.56
Net realized and unrealized
gain (loss) on investments	.61		(1.14)	.41	.77	(.47)	1.04
Total from Investment Operations	.86		(.64)	.91	1.31	.10	1.60
Distributions:
Dividends from
investment income—net	(.25)		(.49)	(.51)	(.54)	(.55)	(.56)
Dividends from net realized
gain on investments	(.00)[b]		(.01)	—	—	—	—
Total Distributions	(.25)		(.50)	(.51)	(.54)	(.55)	(.56)
Net asset value, end of period	12.89		12.28	13.42	13.02	12.25	12.70
Total Return (%)	7.05	[c]	(4.88)	7.04	10.97	.70	13.91
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.73	[d]	.72	.74	.76	.72	.78
Ratio of net expenses
to average net assets	.60	[d]	.62	.70	.70	.70	.70
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.00	[e]	.00 [e]	—	—	—	—
Ratio of net investment income
to average net assets	3.97	[d]	3.84	3.82	4.36	4.34	4.55
Portfolio Turnover Rate	5.42	[c]	11.31	12.10	9.58	18.88	17.17
Net Assets, end of period
($ x 1,000)	4,316		3,450	4,527	2,586	2,252	958

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2014	Period Ended
Class Y Shares	(Unaudited)	December 31, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	12.27	12.77
Investment Operations:
Investment income—net[b]	.24	.26
Net realized and unrealized
gain (loss) on investments	.62	(.51)
Total from Investment Operations	.86	(.25)
Distributions:
Dividends from investment income—net	(.24)	(.25)
Dividends from net realized gain on investments	(.00)[c]	—
Total Distributions	(.24)	(.25)
Net asset value, end of period	12.89	12.27
Total Return (%)[d]	7.06	(1.96)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	.66	.68
Ratio of net expenses to average net assets[e]	.60	.60
Ratio of interest and expense related to
floating rate notes issued to average net assets	.00 [f]	.00 [e,f]
Ratio of net investment income
to average net assets[e]	3.85	4.11
Portfolio Turnover Rate	5.42 [d]	11.31
Net Assets, end of period ($ x 1,000)	1	1

a	From July 1, 2013 (commencement of initial offering) to December 31, 2013.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Annualized.
f	Amount represents less than .01%.

See notes to financial statements.

Six Months Ended
June 30, 2014				Year Ended December 31,
Class Z Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	12.28		13.42	13.01	12.25	12.70	11.67
Investment Operations:
Investment income—net[a]	.25		.49	.50	.54	.55	.56
Net realized and unrealized
gain (loss) on investments	.60		(1.13)	.41	.75	(.46)	1.02
Total from Investment Operations	.85		(.64)	.91	1.29	.09	1.58
Distributions:
Dividends from
investment income—net	(.24)		(.49)	(.50)	(.53)	(.54)	(.55)
Dividends from net realized
gain on investments	(.00)[b]		(.01)	—	—	—	—
Total Distributions	(.24)		(.50)	(.50)	(.53)	(.54)	(.55)
Net asset value, end of period	12.89		12.28	13.42	13.01	12.25	12.70
Total Return (%)	7.01	[c]	(4.93)	7.04	10.80	.65	13.72
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.78	[d]	.74	.78	.78	.77	.79
Ratio of net expenses
to average net assets	.67	[d]	.67	.78	.78	.77	.78
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.00	[e]	.00 [e]	—	—	—	—
Ratio of net investment income
to average net assets	3.92	[d]	3.80	3.75	4.30	4.31	4.47
Portfolio Turnover Rate	5.42	[c]	11.31	12.10	9.58	18.88	17.17
Net Assets, end of period
($ x 1,000)	120,248		116,050	139,334	137,552	135,981	148,768

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus New Jersey Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income exempt from federal and New Jersey income taxes as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 675 million shares of $.001 par value Common Stock.The fund currently offers five classes of shares: Class A (200 million shares authorized), Class C (150 million shares authorized), Class I (150 million shares authorized), Class Y (150 million shares authorized) and Class Z (25 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of June 30, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding ClassY shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	505,954,562	—	505,954,562
† See Statement of Investments for additional detailed categorizations.

At June 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies or municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gains sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $9,305,327 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2013. If not applied, $97,441 of the carryover expires in fiscal year 2014, $822,282 expires in fiscal year 2015, $1,125,950 expires in fiscal year 2016 and $6,969,933 expires in fiscal year 2017.The fund has $289,721 of post enactment short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2013 was as follows: tax-exempt income $20,471,010 and ordinary income $258,873.The tax character of current year distributions will be determined at the end of the current year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Manager has contractually agreed, from January 1, 2014 through May 1, 2015, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .60% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $267,831 during the period ended June 30, 2014.

During the period ended June 30, 2014, the Distributor retained $2,095 from commissions earned on sales of the fund’s Class A shares and $402 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended June 30, 2014, Class C shares were charged $35,028 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2014, Class A and Class C shares were charged $475,530 and $11,676, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2014, Class Z shares were charged $39,132 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2014, the fund was charged $68,985 for transfer agency services and $3,262 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $265.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2014, the fund was charged $21,182 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement which compensatesThe Bank of NewYork

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Mellon for processing shareholder redemption drafts under a shareholder draft processing agreement. During the period ended June 30, 2014, the fund was charged $2,263 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended June 30, 2014, the fund was charged $4,593 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $256,006, Distribution Plan fees $6,020, Shareholder Services Plan fees $81,097, custodian fees $17,387, Chief Compliance Officer fees $2,209 and transfer agency fees $34,060, which are offset against an expense reimbursement currently in effect in the amount of $44,769.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2014, amounted to $27,409,920 and $45,601,865, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Trust”).TheTrust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the

Trust, after payment of interest on the other securities and various expenses of the Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis.These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event.When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Trust (“Liquidation Shortfall”).When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall.As a result, the fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall. At June 30, 2014, there were no floating rate notes outstanding.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The average amount of borrowings outstanding under the inverse floater structure during the period ended June 30, 2014, was approximately $666,700 with a related weighted average annualized interest rate of 1.40%.

At June 30, 2014, accumulated net unrealized appreciation on investments was $38,242,132, consisting of $39,471,842 gross unrealized appreciation and $1,229,710 gross unrealized depreciation.

At June 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 4-5, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund 41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians (ranked in the fourth quartile of the Performance Group in all periods). The Board noted the generally narrow range of returns of the funds in the Performance Group and the proximity of the fund’s performance to the Performance Group and Performance Universe medians. The Board also noted that the fund’s yield performance was variously above, at and was below the Performance Group median and above the Performance Universe median for seven of the ten one-year periods ended December 31st.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the direct expenses of the fund, until May 1, 2015, so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .60% of the value of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Fund 43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 45

For More Information

Telephone Call your financial representative or 1-800-DREYFUS
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on
the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at
http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New Jersey Municipal Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak_

            Bradley J. Skapyak,

            President

Date:    August 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak_

            Bradley J. Skapyak,

            President

Date:    August 21, 2014

By:       /s/ James Windels __

            James Windels,

            Treasurer

Date:    August 21, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)